Transactions with Related Parties - 6K (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Transactions with Related Parties [Abstract]
Vessel Acquisitions
Below is a list of the vessels purchased under the purchase agreement:

Vessel name	Date of Delivery	Vessel Class	DWT	Year Built
Premiership	September 11, 2015	Capesize	170,024	2010
Gladiatorship	September 29, 2015	Supramax	56,819	2010
Geniuship	October 13, 2015	Capesize	170,057	2010
Guardianship	October 21, 2015	Supramax	56,884	2011
Gloriuship	November 3, 2015	Capesize	171,314	2004
Squireship	November 10, 2015	Capesize	170,018	2010
Championship	December 7, 2015	Capesize	179,238	2011

Below is a list of the vessels under the purchase agreement:
Vessel name	Date of Delivery	Vessel Class	DWT	Year Built
Premiership	September 11, 2015	Capesize	170,024	2010
Gladiatorship	September 29, 2015	Supramax	56,819	2010
Geniuship	October 13, 2015	Capesize	170,057	2010
Guardianship	October 21, 2015	Supramax	56,884	2011
Gloriuship	November 3, 2015	Capesize	171,314	2004
Squireship	November 10, 2015	Capesize	170,018	2010
Championship	December 7, 2015	Capesize	179,238	2011

Unsecured Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	4,000	(4,000)	-	-
Amortization (Note 12)	-	-	225	225
Partial extinguishment of debt	-	-	(200)	(200)
Balance, September 30, 2015	4,000	(4,000)	25	25
Amortization	-	-	78	78
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 12)	-	-	222	222
Balance, September 30, 2016	4,000	(4,000)	325	325

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance, December 31, 2015	3,800
Balance, September 30, 2016	3,800

The movement of the debt and equity during the year ended December 31, 2015 is presented below:
December 31, 2015
Debt
Convertible promissory notes	4,000
Debt discount	(4,000)
Amortization of debt discount (Note 13)	303
Partial extinguishment of debt	(200)
Balance convertible promissory note	103
Short term portion	103
Long term portion	-

Additional paid-in capital
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance of intrinsic value of BCF	3,800

Unsecured Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	2,800	(2,800)	-	-
Amortization (Note 12)	-	-	2	2
Balance, September 30, 2015	2,800	(2,800)	2	2
Additions	8,965	(8,965)	-	-
Amortization (Note 12)	-	-	29	29
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 12)	-	-	466	466
Balance, September 30, 2016	21,165	(21,165)	497	497

The equity movement is presented below:
Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	11,765
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, September 30, 2016	21,165

The movement of the debt and equity during the year ended December 31, 2015 is presented below:
December 31, 2015
Debt
Convertible promissory notes	11,765
Debt discount	(11,765)
Amortization of debt discount (Note 13)	31
Balance convertible promissory note	31
Short term portion	-
Long term portion	31

Additional paid-in capital
Intrinsic value of BCF	11,765
Balance of intrinsic value of BCF	11,765